Portfolio of Investments
Multi-Manager Growth Strategies Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 12.7%
Entertainment 1.3%
Netflix, Inc.(a)	9,157	5,516,543
Walt Disney Co. (The)(a)	292,263	45,268,616
Total		50,785,159
Interactive Media & Services 11.2%
Alphabet, Inc., Class A(a)	36,874	106,825,453
Alphabet, Inc., Class C(a)	36,991	107,036,788
Match Group, Inc.(a)	350,709	46,381,265
Meta Platforms, Inc., Class A(a)	565,635	190,251,332
Total		450,494,838
Media 0.2%
Cable One, Inc.	396	698,326
Nexstar Media Group, Inc., Class A	41,460	6,259,631
Total		6,957,957
Total Communication Services		508,237,954
Consumer Discretionary 15.3%
Automobiles 1.5%
Tesla Motors, Inc.(a)	57,105	60,347,422
Distributors 0.3%
Pool Corp.	24,117	13,650,222
Hotels, Restaurants & Leisure 3.1%
Booking Holdings, Inc.(a)	17,558	42,125,680
Domino’s Pizza, Inc.	4,523	2,552,465
McDonald’s Corp.	43,831	11,749,776
Starbucks Corp.	328,982	38,481,025
Yum China Holdings, Inc.	179,637	8,953,108
Yum! Brands, Inc.	145,844	20,251,898
Total		124,113,952
Household Durables 0.1%
Toll Brothers, Inc.	40,942	2,963,791
Internet & Direct Marketing Retail 6.3%
Alibaba Group Holding Ltd., ADR(a)	159,700	18,970,763
Amazon.com, Inc.(a)	64,438	214,858,201
Chewy, Inc., Class A(a)	330,778	19,505,979
Total		253,334,943
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.1%
Mattel, Inc.(a)	106,369	2,293,316
Multiline Retail 0.3%
Target Corp.	57,880	13,395,747
Specialty Retail 2.0%
AutoZone, Inc.(a)	847	1,775,642
Bath & Body Works, Inc.	40,072	2,796,625
Burlington Stores, Inc.(a)	8,721	2,542,259
Home Depot, Inc. (The)	70,225	29,144,077
Leslie’s, Inc.(a)	27,996	662,385
Lowe’s Companies, Inc.	74,700	19,308,456
O’Reilly Automotive, Inc.(a)	1,986	1,402,573
Restoration Hardware Holdings, Inc.(a)	7,339	3,933,264
Ross Stores, Inc.	34,616	3,955,916
TJX Companies, Inc. (The)	129,596	9,838,928
Ulta Beauty, Inc.(a)	3,140	1,294,748
Victoria’s Secret & Co.(a)	8,082	448,874
Williams-Sonoma, Inc.	4,491	759,563
Total		77,863,310
Textiles, Apparel & Luxury Goods 1.6%
lululemon athletica, Inc.(a)	25,220	9,872,369
NIKE, Inc., Class B	322,062	53,678,073
Total		63,550,442
Total Consumer Discretionary		611,513,145
Consumer Staples 3.8%
Beverages 1.4%
Coca-Cola Co. (The)	222,305	13,162,679
Monster Beverage Corp.(a)	436,404	41,912,240
PepsiCo, Inc.	12,064	2,095,638
Total		57,170,557
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	89,552	50,838,670
Household Products 0.4%
Colgate-Palmolive Co.	197,728	16,874,108
Multi-Manager Growth Strategies Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.7%
Estee Lauder Companies, Inc. (The), Class A	76,840	28,446,168
Total Consumer Staples		153,329,503
Energy 0.6%
Energy Equipment & Services 0.4%
Schlumberger NV	584,260	17,498,587
Oil, Gas & Consumable Fuels 0.2%
Coterra Energy, Inc.	423,560	8,047,640
Total Energy		25,546,227
Financials 3.4%
Capital Markets 2.6%
Cboe Global Markets, Inc.	61,334	7,997,954
Factset Research Systems, Inc.	50,471	24,529,411
Moody’s Corp.	2,886	1,127,214
MSCI, Inc.	74,727	45,784,486
S&P Global, Inc.	10,293	4,857,575
SEI Investments Co.	284,862	17,359,490
T. Rowe Price Group, Inc.	9,077	1,784,901
Total		103,441,031
Consumer Finance 0.6%
American Express Co.	44,091	7,213,288
Discover Financial Services	10,173	1,175,592
SLM Corp.	182,244	3,584,739
Synchrony Financial	233,564	10,835,034
Total		22,808,653
Insurance 0.2%
Alleghany Corp.(a)	5,457	3,643,038
Everest Re Group Ltd.	6,838	1,873,065
Marsh & McLennan Companies, Inc.	14,361	2,496,229
Total		8,012,332
Thrifts & Mortgage Finance 0.0%
Rocket Companies, Inc.	106,699	1,493,786
Total Financials		135,755,802
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.2%
Biotechnology 4.2%
AbbVie, Inc.	78,660	10,650,564
Amgen, Inc.	17,345	3,902,105
BioMarin Pharmaceutical, Inc.(a)	359,835	31,791,422
Exact Sciences Corp.(a)	272,105	21,177,932
Incyte Corp.(a)	29,999	2,201,927
Moderna, Inc.(a)	10,286	2,612,438
Regeneron Pharmaceuticals, Inc.(a)	70,499	44,521,529
Sarepta Therapeutics, Inc.(a)	173,860	15,656,093
Vertex Pharmaceuticals, Inc.(a)	157,059	34,490,156
Total		167,004,166
Health Care Equipment & Supplies 3.4%
ABIOMED, Inc.(a)	82,166	29,511,562
Align Technology, Inc.(a)	69,476	45,658,237
Edwards Lifesciences Corp.(a)	297,976	38,602,791
Intuitive Surgical, Inc.(a)	53,579	19,250,935
ResMed, Inc.	15,175	3,952,784
Total		136,976,309
Health Care Providers & Services 0.2%
HCA Healthcare, Inc.	26,829	6,892,907
Health Care Technology 0.1%
Veeva Systems Inc., Class A(a)	20,688	5,285,370
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	73,464	11,728,528
Illumina, Inc.(a)	151,662	57,698,291
IQVIA Holdings, Inc.(a)	12,427	3,506,154
Mettler-Toledo International, Inc.(a)	1,511	2,564,484
Repligen Corp.(a)	10,307	2,729,706
Thermo Fisher Scientific, Inc.	10,851	7,240,221
Waters Corp.(a)	43,214	16,101,537
Total		101,568,921
Pharmaceuticals 2.8%
Eli Lilly & Co.	75,540	20,865,659
Johnson & Johnson	12,795	2,188,841
Novartis AG, ADR	392,105	34,297,424
Novo Nordisk A/S, ADR	144,685	16,204,720

2	Multi-Manager Growth Strategies Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, ADR	652,359	33,805,243
Zoetis, Inc.	24,957	6,090,257
Total		113,452,144
Total Health Care		531,179,817
Industrials 6.7%
Aerospace & Defense 1.4%
Boeing Co. (The)(a)	283,874	57,149,514
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	227,776	30,588,039
United Parcel Service, Inc., Class B	67,586	14,486,383
Total		45,074,422
Building Products 0.7%
Trane Technologies PLC	134,198	27,112,022
Commercial Services & Supplies 0.0%
Cintas Corp.	2,013	892,101
Construction & Engineering 0.4%
Quanta Services, Inc.	145,970	16,736,920
Electrical Equipment 0.3%
Bloom Energy Corp., Class A(a)	508,416	11,149,563
Industrial Conglomerates 0.0%
3M Co.	3,291	584,580
Machinery 0.9%
Allison Transmission Holdings, Inc.	21,796	792,285
Deere & Co.	96,646	33,138,947
Illinois Tool Works, Inc.	6,929	1,710,077
Total		35,641,309
Professional Services 0.8%
CoStar Group, Inc.(a)	369,743	29,220,789
Robert Half International, Inc.	14,823	1,653,061
Total		30,873,850
Road & Rail 1.1%
Landstar System, Inc.	2,263	405,122
Old Dominion Freight Line, Inc.	35,656	12,778,398
Uber Technologies, Inc.(a)	757,782	31,773,799
Total		44,957,319
Total Industrials		270,171,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 41.8%
Communications Equipment 1.1%
Arista Networks, Inc.(a)	120,936	17,384,550
Cisco Systems, Inc.	419,292	26,570,534
Motorola Solutions, Inc.	1,423	386,629
Total		44,341,713
Electronic Equipment, Instruments & Components 0.2%
Jabil, Inc.	89,607	6,303,852
IT Services 6.5%
Accenture PLC, Class A	71,120	29,482,796
Automatic Data Processing, Inc.	45,336	11,178,951
Block, Inc., Class A(a)	127,042	20,518,553
Cognizant Technology Solutions Corp., Class A	74,487	6,608,487
EPAM Systems, Inc.(a)	6,244	4,173,802
FleetCor Technologies, Inc.(a)	4,832	1,081,595
Gartner, Inc.(a)	45,488	15,207,548
MasterCard, Inc., Class A	67,641	24,304,764
PayPal Holdings, Inc.(a)	162,192	30,586,167
Snowflake, Inc., Class A(a)	17,335	5,872,231
Visa, Inc., Class A	512,981	111,168,113
Total		260,183,007
Semiconductors & Semiconductor Equipment 9.3%
Advanced Micro Devices, Inc.(a)	88,819	12,781,054
Analog Devices, Inc.	53,270	9,363,268
Applied Materials, Inc.	40,529	6,377,643
Broadcom, Inc.	29,021	19,310,864
Enphase Energy, Inc.(a)	114,960	21,030,782
KLA Corp.	26,733	11,498,131
Monolithic Power Systems, Inc.	5,001	2,467,143
NVIDIA Corp.	637,519	187,500,713
NXP Semiconductors NV	42,975	9,788,846
QUALCOMM, Inc.	395,442	72,314,479
Skyworks Solutions, Inc.	64,482	10,003,737
Texas Instruments, Inc.	53,411	10,066,371
Universal Display Corp.	6,552	1,081,277
Total		373,584,308

Multi-Manager Growth Strategies Fund | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 19.9%
Adobe, Inc.(a)	136,519	77,414,464
Atlassian Corp. PLC, Class A(a)	17,252	6,578,015
Autodesk, Inc.(a)	194,234	54,616,658
Bill.com Holdings, Inc.(a)	21,827	5,438,197
Crowdstrike Holdings, Inc., Class A(a)	90,480	18,525,780
Datadog, Inc., Class A(a)	34,053	6,065,180
DocuSign, Inc.(a)	186,584	28,418,609
Dynatrace, Inc.(a)	125,810	7,592,633
HubSpot, Inc.(a)	4,924	3,245,655
Intuit, Inc.	78,127	50,252,849
Manhattan Associates, Inc.(a)	46,293	7,198,099
Microsoft Corp.	723,098	243,192,319
Oracle Corp.	668,601	58,308,693
Palo Alto Networks, Inc.(a)	11,054	6,154,425
RingCentral, Inc., Class A(a)	167,174	31,320,049
Salesforce.com, Inc.(a)	352,978	89,702,299
ServiceNow, Inc.(a)	117,225	76,091,920
VMware, Inc., Class A	26,886	3,115,550
Workday, Inc., Class A(a)	79,798	21,799,218
Zoom Video Communications, Inc., Class A(a)	11,856	2,180,437
Total		797,211,049
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	1,088,373	193,262,394
HP, Inc.	31,685	1,193,574
Total		194,455,968
Total Information Technology		1,676,079,897
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.2%
Chemicals 0.2%
Chemours Co. LLC (The)	95,729	3,212,665
Olin Corp.	46,370	2,667,203
Total		5,879,868
Total Materials		5,879,868
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.6%
Extra Space Storage, Inc.	33,760	7,654,405
Public Storage	30,797	11,535,324
Simon Property Group, Inc.	31,547	5,040,264
Total		24,229,993
Total Real Estate		24,229,993
Total Common Stocks (Cost $2,504,165,250)		3,941,923,806

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.085%(b),(c)	66,961,563	66,948,170
Total Money Market Funds (Cost $66,951,877)		66,948,170
Total Investments in Securities (Cost: $2,571,117,127)		4,008,871,976
Other Assets & Liabilities, Net		1,475,935
Net Assets		4,010,347,911

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.085%
	59,449,563	669,524,674	(662,022,360)	(3,707)	66,948,170	(2,520)	32,786	66,961,563
4	Multi-Manager Growth Strategies Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2021 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Growth Strategies Fund | Third Quarter Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT117_03_M01_(02/22)